INCOME TAXES - Schedule Of Provision For Income Tax (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current
Other taxes	$ 9	$ 11	$ 9
Current income tax	374	(164)	(618)
Deferred
Deferred corporate income tax	540	586	(106)
Deferred income tax	557	640	(241)
Income tax expense (recovery)	931	476	(859)
North America
Current
Current corporate income tax	312	(145)	(377)
North Sea
Current
Current corporate income tax	28	57	(74)
Current PRT - North Sea	(29)	(132)	(198)
Deferred
Deferred PRT - North Sea	17	54	(135)
Offshore Africa
Current
Current corporate income tax	$ 54	$ 45	$ 22